Organization	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Organization	Organization
GLOBALFOUNDRIES Inc. (“GLOBALFOUNDRIES”) is an exempted company with limited liability incorporated under the laws of the Cayman Islands. The address of GLOBALFOUNDRIES’ registered office is P.O. Box 309, Ugland House, Grand Cayman, KY1-1104 Cayman Islands.
GLOBALFOUNDRIES and its subsidiaries (together referred to as the “Company”) is one of the world’s largest pure-play semiconductor foundries and offer a full range of mainstream wafer fabrication services and technologies. The Company manufactures a broad range of semiconductor devices, including microprocessors, mobile application processors, baseband processors, network processors, radio frequency modems, microcontrollers, and power management units.
GLOBALFOUNDRIES is a majority owned subsidiary of Mubadala Technology Investments LLC (“Shareholder”) through its subsidiaries, Mubadala Technology Investment Company and MTI International Investment Company LLC. Mubadala Technology Investments LLC is a subsidiary of Mamoura Diversified Global Holding PJSC (“MDGH”). Mubadala Investment Company PJSC (“MIC”) is the ultimate parent company. See Note 29 for further discussion of the Company’s related party disclosures.
On April 15, 2019, the Company entered into an agreement with Semiconductor Components Industries, LLC (“ON Semiconductor”) to sell the Company’s facility in East Fishkill, New York for $400,000, including buildings, facilities, certain equipment, inventories, certain contracts, furniture, employees and $30,000 for a technology license. Under the agreement the Company will manufacture 300mm wafers for ON Semiconductor until the end of 2022 for additional fees, allowing ON Semiconductor to increase its 300mm production at the East Fishkill fab over several years. Under the agreement, ON Semiconductor committed to minimum fixed cost payments in each year from 2020 through 2022. The agreement also includes a technology transfer and development agreement and a technology license agreement. The Company received $100,000 and recognized license revenue of $30,000 for the technology license in 2019. On October 1, 2020, the Company entered into an amendment to the agreement with ON Semiconductor Corporation. On Semiconductor Corporation agreed to pay the Company an additional $100,000 non-refundable deposit on the purchase price in exchange for a reduction in the minimum fixed cost commitment for 2021. On October 5, 2020, the Company received $100,000 and recorded it as a deposit received. The Company continues to operate the facility until the sale is closed.
The consolidated financial statements were authorized by the GLOBALFOUNDRIES’ Board of Directors on March 30, 2022 to be issued and subsequent events have been evaluated for their potential effect on the consolidated financial statements through March 31, 2022.